Income Taxes (Net Operating Losses Carryforwards by Expiration Date) (Parenthetical) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2023
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	[1]		¥ 500
Mizuho Financial Group, Inc. [Member] | National Tax Agency, Japan [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards		¥ 500
Net operating loss carryforwards tax effected		¥ 24
Operating loss carryforwards, expiration date		Mar. 31, 2032

[1]	Net operating loss carryforwards related to Japanese local taxes recorded at MHFG in the fiscal year ended March 31, 2022 in the amount of ¥500 billion (tax effected ¥24 billion) are not included in the table. The net operating loss carryforwards is fully offset by valuation allowance and will mostly expire during the fiscal year ending March 31, 2032.